RESTRUCTURING COSTS	12 Months Ended
Dec. 31, 2015
RESTRUCTURING COSTS [Abstract]
RESTRUCTURING COSTS
NOTE 10:-	RESTRUCTURING COSTS

During 2015 and 2013, the Company initiated restructuring plans to improve its operating efficiency at its various operating sites and to reduce its operating expenses. As a result of the restructuring plans, the Company recorded an amount of $ 367 for one-time employee termination benefits and $ 1,141 for costs to terminate a contract for the year ended December 31, 2015, and an amount of $ 564 for one-time employee termination benefits for the year ended December 31, 2013. These costs were recorded as part of “Restructuring Costs” in the statement of operations. Out of the total amount of restructuring expenses, $ 1,121 was paid by December 31, 2015. The Company does not expect to incur any additional expenses as part of this plan.